DESCRIPTION OF BUSINESS AND BASIS OF PRESENTATION (Details Narrative) - USD ($)	1 Months Ended									7 Months Ended	12 Months Ended
	Apr. 30, 2024	Jan. 31, 2024	Oct. 31, 2023	Sep. 30, 2023	Jul. 31, 2023	Jun. 30, 2022	Dec. 31, 2021	Nov. 30, 2021	May 31, 2021	Jan. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2024	May 31, 2022	Mar. 31, 2022	Feb. 28, 2022	Jan. 31, 2022	Aug. 31, 2021	Jun. 30, 2020
Conversion fee, values											$ 35,000
Warrants issuance cost													$ 2,900,000
Purchase of warrants											31,890,289
Common stock, par value											$ 0.01	$ 0.01
Debt instrument amount											$ 1,073,900	$ 1,031,400
Net accumulated losses											(4,523,932)	(7,903,093)
Working capital deficit											19,100,000
Net cash used in operating activities											740,267	1,321,047
Autotelic Inc [Member]
Proceeds from related party debt											600,000
Vyoung Trieu [Member]
Proceeds from related party debt											41,000
Oncotelic Warrant [Member]
Warrants issued to purchase shares																	33,000,000
Purchase of common stock, value																	$ 50,000
Warrant [Member]
Purchase of warrants														33,000,000
Common Stock [Member]
Conversion fee, values											$ 35,000
Conversion fee, shares											500,000
Mosaic Immuno Engineering, Inc. [Member]
Payments for advance	$ 40,000
Supplemental Agreement [Member] | Golden Mountain Partners LLC [Member]
Investment company, grant amount											$ 1,200,000
JH Darbie Placement Agreement [Member]
Debt conversion description										Based on the placement agent agreement, JH Darbie was entitled to a non-refundable $25,000 fee to start the due diligence process and 2% due diligence fees and 13% commissions on all subsequent conversions or new funding. In addition, the Company provided warrant coverage equal to 13 % of all of the units sold to JH Darbie. As the Company converted an aggregate of 94 units, JH Darbie was entitled to earn a total of 3,055,000 warrants. A total of 5 unit holders under the PPM-1 opted not to participate in the PPM-2.
JH Darbie Placement Agreement [Member] | Warrant [Member]
Common stock new share issued										250,000
JH Darbie Placement Agreement [Member] | Accredited Investors [Member]
Conversion fee, values			$ 1,050,000.00	$ 1,000,000.0	$ 1,000,000.0
Debt conversion description				JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.	JH Darbie has the right to sell/convert a minimum of 10 Units and a maximum of 200 Units on a best-efforts basis.
JH Darbie Placement Agreement [Member] | Additionally Accredited Investors [Member]
Conversion fee, values		$ 300,000
Equity Purchase Agreement [Member] | Peak One Opportunity Fund, L.P [Member]
Common shares issued for cash									$ 10,000,000.0
Common stock, par value									$ 0.01
Note Purchase Agreements [Member] | Autotelic Inc [Member]
Debt instrument face amount																			$ 698,500
Debt instrumental interest rate																			5.00%
Securities Purchase Agreements [Member]
Common stock, par value							$ 0.01	$ 0.01
Debt instrument face amount							$ 250,000	$ 250,000							$ 600,000	$ 250,000
Proceeds from convertible debt							$ 1,250,000	$ 1,250,000
Common stock new share issued						4,025,000
Securities Purchase Agreement [Member]
Debt instrument face amount						$ 340,000					142,000
Common stock new share issued						7,600,000
Debt instrument amount						$ 531,000
Securities Purchase Agreement [Member] | Fourth Man LLC [Member]
Convertible debt												$ 127,000
Conversion fee, shares												1,820,395
Securities Purchase Agreement and Purchase Agreement [Member] | Golden Mountain Partners [Member]
Debt instrument face amount																		$ 4,500,000		$ 4,500,000
Since Inception Date [Member]
Net accumulated losses											38,000,000
Point R merger agreement [Member]
Working capital deficit											$ 2,600,000